000 B000000 08/31/98
000 C000000 0000313038
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 A
001 A000000 NRM INVESTMENT COMPANY
001 B000000 811-2955
001 C000000 6105250904
002 A000000 919 CONESTOGA RD., STE. 112
002 B000000 ROSEMONT
002 C000000 PA
002 D010000 19010
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 THE RITTENHOUSE TRUST COMPANY
008 B000001 A
008 C000001 801-000000
008 D010001 RADNOR
008 D020001 PA
008 D030001 19087
019 B000000    0
020 A000001 NONE
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 PRUDENTIAL SECURITIES, INC.
022 B000001 22-2347336
022 C000001      2150
022 D000001       975
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       2150
023 D000000        975
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
027  000000 Y
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.7
062 M000000   0.0
062 N000000   0.0
062 O000000  99.3
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  8.4
066 A000000 N
067  000000 N
071 A000000      2150
071 B000000      2240
071 C000000     17124
071 D000000   13
072 A000000 12
072 B000000     1024
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       10
072 G000000        0
072 H000000        0
072 I000000        2
072 J000000       10
072 K000000        0
072 L000000        0
072 M000000        4
072 N000000        0
072 O000000        4
072 P000000        0
072 Q000000        6
072 R000000        8
072 S000000       17
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       12
072 X000000       73
072 Y000000        0
072 Z000000      951
072AA000000       98
072BB000000        0
072CC010000      274
072CC020000        0
072DD010000      948
072DD020000        0
072EE000000       63
073 A010000   0.2210
073 A020000   0.0000
073 B000000   0.0148
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000      125
074 D000000    17147
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000      229
074 M000000        2
074 N000000    17503
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      162
074 S000000        0
074 T000000    17341
074 U010000     4291
074 U020000        0
074 V010000     4.04
074 V020000     0.00
074 W000000   0.0000
074 X000000      117
074 Y000000        0
075 A000000        0
075 B000000    17298
076  000000     0.00
077 A000000 Y
077 B000000 Y

077 C000000 N
077 D000000 N
077 E000000 Y
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
080 A000000 RELIANCE INSURANCE COMPANY
080 C000000        0
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   EDWARD FACKENTHAL
TITLE       ASSISTANT SECRETARY


                          ATTACHMENT TO SUB-ITEM 77 E

                                       I

In January, 1998, the United States Environmental Protection Agency notified the Company of its cleanup efforts at a landfill in or near Upper Black Eddy in northern Bucks County, Pennsylvania. The Company was identified as a potentially responsible party ("PRP"). Information furnished to the Company is that EPA has spent $11,000,000 to date on cleanup costs and expects that the remaining costs will bring the total to $30,000,000. There are eight PRP's in the Company's negotiating group.

     At present, the Company does not know (a) the actual costs of the cleanup
(b) whether the Company has any link to the site (c) the number of other PRP's that can be found to contribute to the common expense (d) if the Company's link to the site is established, the allocable share of the costs the Company should bear (e) the value of indemnity provisions in the Company's agreement with another company or (f) the negotiation position of EPA.

     Because of these several unknowns, the Company cannot predict with reasonable accuracy what, if any, the Company's ultimate liability will be. However, based upon the facts now known, the Company's liability could be significant.

                                       II

     On or about September 8, 1998, pursuant to an agreement, the Company paid $141,500 in escrow in expected settlement of administrative proceedings brought against it and others by the Federal Environmental Protection Agency. The matter was in regard to a landfill located in Newlin Township, Chester County, Pennsylvania known as the Strasburg Superfund Site. In the same matter, the United States of America, on September 28, 1998, acting for "the Administrator of the United States Environmental Protection Agency" began suit against the Company and the others in the District Court for the Eastern District of Pennsylvania, caption number 98 CV 5160 alleging that the Company, when an operating steel company, was a generator of waste transported to the site by outside haulers, and seeking environmental damages. At the same time EPA lodged a proposed consent decree pending solicitation of public comment about the settlement terms embodied in the proposed decree; the decree in turn provided the above amount of $141,500 for the Company's share of the damages. If approved this matter, previously reported, will be settled.